Segments and Geographic Information - Schedule of Reportable Segments (Details) - Reportable Geographical Components [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Product Sales [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	$ 716,105	$ 404,438
Cost of revenues	44,704	47,882
Gross profit	671,401	356,556
Depreciation and amortization	94,757	15,508
Other expense (income), net	1,230,575	7,112,270
Income tax expenses (benefits)	222	1,262
Net (Loss) Income	(654,153)	(6,772,484)
Franchise fees [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	541,584	834,759
Cost of revenues	1,015	10,618
Gross profit	540,569	824,141
Depreciation and amortization	525
Other expense (income), net	815,615	13,709,967
Income tax expenses (benefits)	(11,442)	177,684
Net (Loss) Income	(264,129)	(13,063,510)
Consolidated [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	1,257,689	1,239,197
Cost of revenues	45,719	58,500
Gross profit	1,211,970	1,180,697
Depreciation and amortization	95,282	15,508
Other expense (income), net	2,046,190	20,822,237
Income tax expenses (benefits)	(11,220)	178,946
Net (Loss) Income	$ (918,282)	$ (19,835,994)